Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 265.1	$ 124.6
Possible decrease in risk variable, impact on pre-tax earnings	(265.1)	(124.6)
Currency risk | Currency swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(254.8)	(123.7)
Possible decrease in risk variable, impact on pre-tax earnings	254.8	123.7
Currency risk | Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	14.1	4.3
Possible decrease in risk variable, impact on pre-tax earnings	$ (14.1)	$ (4.3)
Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%